Revenue	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Revenue
Revenue
Revenue recognised in the Consolidated Statement of Comprehensive Income is analysed into the following geography split, based on where the service is being delivered to:

	2018 £’000	2017 £’000	2016 £’000
UK	£98,571	£79,938	£74,315
North America	45,600	25,944	20,906
Europe	73,442	53,486	20,211
Total	£217,613	£159,368	£115,432